SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 27, 2020	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Mar. 03, 2020	Mar. 02, 2020	Dec. 31, 2018	Dec. 31, 2017
Cash		$ 1,393,263	$ 1,393,263	$ 594,423	$ 1,393,263	$ 1,393,263	$ 594,423	$ 258,101	$ 663,511			$ 663,511	$ 241,050
Loss (gain) on sale of property and equipment						0	1,800	1,800	(158,358)
Net cash provided by operating activities						1,388,964	158,970	50,489	49,116
Working capital deficit								(468,327)
NET INCOME (LOSS)		254,184	$ 254,184	28,627		815,362	(179,551)	(368,577)	20,803
Advertising expense								$ 49,618	44,897
Estimated useful life of the acquired Dairy Queen								14 years
Amortization current year								$ 2,000
Amortization year two								2,000
Amortization year three								2,000
Amortization year four								2,000
Taxes payable						235,898
Amortization year five								2,000
Fair value of warrants								205,002	205,002
Accumulated amortization								7,000	5,000
Additional impairement charges						100,000
Operating Loss Carryforwards								$ 153,000
Percentage of income taxable								0.80%
Impairment of asset held for sale	$ 93,488	$ 0		$ 0		100,000	93,488	$ 93,488	0
Deferred tax benefit						$ (10,000)	$ 0	$ (48,500)	$ 0
Total loan payments abated by bank					$ 93,600
Loan Modification and Extension Agreement [Member] | Next Gen Ice, Inc. [Member]
Equity Method Investment, Ownership Percentage of related party								55.00%		55.00%	2.00%
Share Exchange [Member] | Maxim Partners [Member]
Shares issued to related party as consideration								820,000
St. Louis [Member]
Property held for sale, net carrying value	124,244
Richmond [Member]
Property held for sale, net carrying value	$ 325,000
BTND, LLC [Member] | Share Exchange [Member] | January 1, 2017 [Member]
Deferred tax benefit								$ (48,500)
Equity Method Investment, Ownership Percentage of related party								1.00%
Shares issued to related party as consideration								6,596,000
Business Acquisition, Percentage of Voting Interests granted As consideration to related party								85.90%